Condensed Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income	Total
Balance, beginning at Dec. 31, 2009	$ 754,000	$ 4,603,000	$ 26,871,000	$ (6,299,000)	$ 49,000	$ 25,978,000
Net income			446,000			446,000
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					(87,000)	(87,000)
Comprehensive income						359,000
Cash dividends declared			(349,000)			(349,000)
Stock options vested		64,000				64,000
Balance, ending at Jun. 30, 2010	754,000	4,667,000	26,968,000	(6,299,000)	(38,000)	26,052,000
Balance, beginning at Dec. 31, 2010	754,000	4,736,000	24,253,000	(6,299,000)	(477,000)	22,967,000
Net income			290,000			290,000
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					186,000	186,000
Comprehensive income						476,000
Cash dividends declared
Stock options vested		53,000				53,000
Balance, ending at Jun. 30, 2011	$ 754,000	$ 4,789,000	$ 24,543,000	$ (6,299,000)	$ (291,000)	$ 23,496,000